UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment |_|; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPIRIT OF AMERICA MANAGEMENT CORP /NY
Address:  477 JERICHO TURNPIKE
          SYOSSET, NEW YORK 11791

Form 13F File Number: 28-13233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Joseph C. Pickard, Esq.
Title:    SVP - General Counsel
Phone:    (516) 921-4200 x 5571

Signature, Place, and Date of Signing:

   /s/ Joseph C. Pickard              Syosset, NY           June 23, 2009
   ----------------------        -------------------       ----------------
   Signature                          City, State                Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              133

Form 13F Information Table Value Total:              $184,173
                                                     --------
                                                     (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

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         COLUMN 1                 COLUMN2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
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                                                                                                               VOTING AUTHORITY
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      NAME OF ISSUER               TITLE     CUSIP      VALUE      SHRS OR   SH/    PUT/   INVESTMENT  OTHER   SOLE   SHARED   NONE
                                  OF CLASS             (x$1000)    PRN AMT   PRN    CALL   DISCRETION MANAGERS (A)      (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
AMLI Residential Properties Tr       STOCK  001735109    3,036     113,300    SH              SOLE      NONE                   NONE
Apartment Investment & Managem       STOCK  03748R101    6,041     175,100    SH              SOLE      NONE                   NONE
Arden Realty Inc                     STOCK  039793104    3,249     107,100    SH              SOLE      NONE                   NONE
Associated Estates Realty Corp       STOCK  045604105    2,770     379,000    SH              SOLE      NONE                   NONE
Bedford Property Investors           STOCK  076446301      372      13,000    SH              SOLE      NONE                   NONE
BNP Residential Properties Inc       STOCK  05564T103    1,487     128,100    SH              SOLE      NONE                   NONE
Brandywine Realty Trust              STOCK  105368203      428      16,000    SH              SOLE      NONE                   NONE
BPP Liquidating Trust                STOCK  12232C108        3      11,000    SH              SOLE      NONE                   NONE
Colonial Properties Trust            STOCK  195872106    1,659      41,900    SH              SOLE      NONE                   NONE
                                 PREFERRED
Commercial Net Lease Realty          STOCK  202218111      174       6,352    SH              SOLE      NONE                   NONE
Commercial Net Lease Realty          STOCK  202218103    4,826     271,116    SH              SOLE      NONE                   NONE
Cornerstone Realty Income Trus       STOCK  21922V102    2,325     265,400    SH              SOLE      NONE                   NONE
Crescent Real Estate EQT Co          STOCK  225756105    3,681     214,900    SH              SOLE      NONE                   NONE
Developers Diversified Realty        STOCK  251591103    4,905     146,104    SH              SOLE      NONE                   NONE
Duke Realty Corp                     STOCK  264411505      124       4,000    SH              SOLE      NONE                   NONE
Equity One Inc                       STOCK  294752100    2,355     139,500    SH              SOLE      NONE                   NONE
Federal Realty Investment Trus       STOCK  313747206    2,979      77,600    SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103    7,700     228,151    SH              SOLE      NONE                   NONE
Five Star Quality Care Inc           STOCK  33832D106        6       1,353    SH              SOLE      NONE                   NONE
Frontline Capital Group              STOCK  35921N101        0         640    SH              SOLE      NONE                   NONE
Lion Gables Residential Trust        STOCK  362418105    5,274     151,800    SH              SOLE      NONE                   NONE
Glenborough Realty Trust Inc         STOCK  37803P105    3,471     174,000    SH              SOLE      NONE                   NONE
Glimcher Realty Trust                STOCK  379302102    7,476     334,050    SH              SOLE      NONE                   NONE
Great Lakes REIT                     STOCK  390752103      382      24,300    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421915109    4,978      98,000    SH              SOLE      NONE                   NONE
Health Care REIT Inc                 STOCK  42217K106    5,296     147,100    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421946104    3,664     102,500    SH              SOLE      NONE                   NONE
Highwoods Properties Inc             STOCK  431284108    4,636     182,500    SH              SOLE      NONE                   NONE
Hospitality Properties Trust         STOCK  44106M102    1,333      32,300    SH              SOLE      NONE                   NONE
HRPT Properties Trust                STOCK  40426W101    6,166     611,100    SH              SOLE      NONE                   NONE
iStar Financial Inc                  STOCK  45031U101      389      10,000    SH              SOLE      NONE                   NONE
Keystone Property Trust              STOCK  493596100    4,902     221,900    SH              SOLE      NONE                   NONE
CRT Properties Inc                   STOCK  500228101      837      40,000    SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101    5,021     248,700    SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp                STOCK  554489104    2,148      51,600    SH              SOLE      NONE                   NONE
Malan Realty Investors Inc           STOCK  561063108       24       5,000    SH              SOLE      NONE                   NONE
Mid-America Apartment Communit       STOCK  59522J103    6,488     193,200    SH              SOLE      NONE                   NONE
Mills Corp/The                       STOCK  601148109    3,067      69,700    SH              SOLE      NONE                   NONE
National Health Investors Inc        STOCK  63633D104    1,896      76,200    SH              SOLE      NONE                   NONE
National Health Realty Inc           STOCK  635905102    1,056      53,600    SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104    5,437     278,100    SH              SOLE      NONE                   NONE
Centro NP LLC                        STOCK  648053106    5,835     236,510    SH              SOLE      NONE                   NONE
Omega Healthcare Investors Inc       STOCK  681936100       84       9,000    SH              SOLE      NONE                   NONE
Pennsylvania Real Estate Inves       STOCK  709102107    8,846     243,694    SH              SOLE      NONE                   NONE
PMC Commercial Trust                 STOCK  693434102       37       2,400    SH              SOLE      NONE                   NONE
Post Properties Inc                  STOCK  737464107    3,392     121,500    SH              SOLE      NONE                   NONE
Price Legacy Corporation             STOCK  74144P106        8       2,200    SH              SOLE      NONE                   NONE
Prime Group Realty Trust             STOCK  74158J103      635     101,200    SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr       STOCK  751452202    4,678     165,300    SH              SOLE      NONE                   NONE
Realty Income Corp                   STOCK  756109104      560      14,000    SH              SOLE      NONE                   NONE
Reckson Associates Realty Corp       STOCK  75621k106    1,162      47,800    SH              SOLE      NONE                   NONE
Senior Housing Properties Trus       STOCK  81721M109       47       2,700    SH              SOLE      NONE                   NONE
Shurgard Storage Centers LLC         STOCK  82567D104      151       4,000    SH              SOLE      NONE                   NONE
Simon Property Group Inc             STOCK  828806109      278       6,000    SH              SOLE      NONE                   NONE
Sizeler Property Investors Inc       STOCK  830137105    1,706     159,300    SH              SOLE      NONE                   NONE
Sovran Self Storage Inc              STOCK  84610H108    2,779      74,800    SH              SOLE      NONE                   NONE
Taubman Centers Inc                  STOCK  876664103       41       2,000    SH              SOLE      NONE                   NONE
Macerich Co/The                      STOCK  554382101    3,658      82,200    SH              SOLE      NONE                   NONE
U.S. Restaurant Properties           STOCK  902971100    2,948     173,000    SH              SOLE      NONE                   NONE
U-Store-It Trust                     STOCK  910197102      998      52,000    SH              SOLE      NONE                   NONE
VelocityHSI Inc                      STOCK  92257K102        0       1,260    SH              SOLE      NONE                   NONE
Vornado Operating Inc                STOCK  92904N103        0         250    SH              SOLE      NONE                   NONE

3M Co                                STOCK  88579Y101      380       4,800    SH              SOLE      NONE                   NONE
Abbott Laboratories                  STOCK  002824100      582      13,500    SH              SOLE      NONE                   NONE
Rio Tinto Alcan Inc                  STOCK  013716105      132       3,100    SH              SOLE      NONE                   NONE
Alcoa Inc                            STOCK  013817101       89       2,600    SH              SOLE      NONE                   NONE
Altria Group Inc                     STOCK  02209S103      834      15,000    SH              SOLE      NONE                   NONE
American Electric Power Co Inc       STOCK  025537101      369      11,300    SH              SOLE      NONE                   NONE
American Express Co                  STOCK  025816109      871      16,800    SH              SOLE      NONE                   NONE
Apartment Investment & Managem       STOCK  03748R101      345       9,800    SH              SOLE      NONE                   NONE
Archer-Daniels-Midland Co            STOCK  039483102      102       6,500    SH              SOLE      NONE                   NONE
Avon Products Inc                    STOCK  054303102      310       4,900    SH              SOLE      NONE                   NONE
Bank One Corp                        STOCK  06423A103      516      10,200    SH              SOLE      NONE                   NONE
Bank of America Corp                 STOCK  060505104      635       7,800    SH              SOLE      NONE                   NONE
Bristol-Myers Squibb Co              STOCK  110122108      603      21,500    SH              SOLE      NONE                   NONE
Cadbury PLC                          STOCK  127209302      186       6,200    SH              SOLE      NONE                   NONE
Capital One Financial Corp           STOCK  14040H105      853      12,000    SH              SOLE      NONE                   NONE
Citigroup Inc                        STOCK  172967101      752      15,200    SH              SOLE      NONE                   NONE
Coca-Cola Co/The                     STOCK  191216100      487       9,900    SH              SOLE      NONE                   NONE
Colgate-Palmolive Co                 STOCK  194162103      390       7,600    SH              SOLE      NONE                   NONE
Commercial Net Lease Realty          STOCK  202218103      227      12,400    SH              SOLE      NONE                   NONE
Consolidated Edison Inc              STOCK  209115104      600      13,700    SH              SOLE      NONE                   NONE
Del Monte Foods Co                   STOCK  24522P103       12       1,161    SH              SOLE      NONE                   NONE
Duke Energy Corp                     STOCK  264399106      213       9,800    SH              SOLE      NONE                   NONE
Federal Realty Investment Trus       STOCK  313747206      206       5,000    SH              SOLE      NONE                   NONE
FedEx Corp                           STOCK  31428X106      114       1,700    SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103      252       6,900    SH              SOLE      NONE                   NONE
FleetBoston Financial Corp           STOCK  339030108      290       6,500    SH              SOLE      NONE                   NONE
General Mills Inc                    STOCK  370334104      277       6,100    SH              SOLE      NONE                   NONE
Gillette Co/The                      STOCK  375766102      221       6,100    SH              SOLE      NONE                   NONE
Glimcher Realty Trust                STOCK  379302102      186       7,400    SH              SOLE      NONE                   NONE
HJ Heinz Co                          STOCK  423074103      325       9,200    SH              SOLE      NONE                   NONE
Hewlett-Packard Co                   STOCK  428236103    1,056      44,400    SH              SOLE      NONE                   NONE
IBM                                  STOCK  459200101      893       9,000    SH              SOLE      NONE                   NONE
JC Penney Co Inc                     STOCK  708160106      209       8,000    SH              SOLE      NONE                   NONE
Kellogg Co                           STOCK  487836108      219       5,800    SH              SOLE      NONE                   NONE
Keycorp                              STOCK  493267108      236       7,600    SH              SOLE      NONE                   NONE
Kimberly-Clark Corp                  STOCK  494368103       47         800    SH              SOLE      NONE                   NONE
Kraft Foods Inc                      STOCK  50075N104       42       1,300    SH              SOLE      NONE                   NONE
Kroger Co/The                        STOCK  501044101      163       8,800    SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101      238      11,300    SH              SOLE      NONE                   NONE
Eli Lilly & Co                       STOCK  532457108       68       1,000    SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp                STOCK  554489104      239       5,900    SH              SOLE      NONE                   NONE
Maytag Corp                          STOCK  578592107      633      22,100    SH              SOLE      NONE                   NONE
MBNA Corp                            STOCK  55262L100      696      25,800    SH              SOLE      NONE                   NONE
Medco Health Solutions Inc           STOCK  58405U102        7         192    SH              SOLE      NONE                   NONE
Merck & Co Inc/NJ                    STOCK  589331107      971      20,400    SH              SOLE      NONE                   NONE
National Health Investors Inc        STOCK  63633D104      122       4,700    SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104       96       4,400    SH              SOLE      NONE                   NONE
Centro NP LLC                        STOCK  648053106      250       9,900    SH              SOLE      NONE                   NONE
PepsiCo Inc/NC                       STOCK  713448108      170       3,600    SH              SOLE      NONE                   NONE
Piper Jaffray Cos                    STOCK  724078100       10         208    SH              SOLE      NONE                   NONE
Procter & Gamble Co/The              STOCK  742718109      111       1,100    SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr       STOCK  751452202       69       2,500    SH              SOLE      NONE                   NONE
Realty Income Corp                   STOCK  756109104       58       1,400    SH              SOLE      NONE                   NONE
Sara Lee Corp                        STOCK  803111103      305      14,300    SH              SOLE      NONE                   NONE
Target Corp                          STOCK  87612E106      649      17,100    SH              SOLE      NONE                   NONE
Walt Disney Co/The                   STOCK  254687106      120       5,000    SH              SOLE      NONE                   NONE
Time Warner Inc                      STOCK  887317105      186      10,600    SH              SOLE      NONE                   NONE
TJX Cos Inc                          STOCK  872540109      623      27,100    SH              SOLE      NONE                   NONE
Travelers Property Casualty Co       STOCK  89420G109        4         216    SH              SOLE      NONE                   NONE
Travelers Property Casualty Co       STOCK  89420G406        8         443    SH              SOLE      NONE                   NONE
United Parcel Service Inc            STOCK  911312106      100       1,400    SH              SOLE      NONE                   NONE
US Bancorp                           STOCK  902973304      792      28,000    SH              SOLE      NONE                   NONE
Verizon Communications Inc           STOCK  92343V104      199       5,400    SH              SOLE      NONE                   NONE
CBS Corp                             STOCK  925524100       57       1,400    SH              SOLE      NONE                   NONE
Wal-Mart Stores Inc                  STOCK  931142103      695      12,900    SH              SOLE      NONE                   NONE
Walgreen Co                          STOCK  931422109      415      12,000    SH              SOLE      NONE                   NONE
Waste Management Inc                 STOCK  94106L109      167       6,000    SH              SOLE      NONE                   NONE
Wells Fargo & Co                     STOCK  949746101      838      14,600    SH              SOLE      NONE                   NONE
Wendy's International Inc            STOCK  950590109       56       1,400    SH              SOLE      NONE                   NONE
WM Wrigley Jr Co                     STOCK  982526105       90       1,600    SH              SOLE      NONE                   NONE
Wyeth                                STOCK  983024100    1,003      24,500    SH              SOLE      NONE                   NONE